Interest-bearing liabilities - Summary Of Reconciliation Of Liabilities Arising From Financing Activities (Parenthetical) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Aug. 01, 2019	Feb. 07, 2019
Disclosure of detailed information about borrowings [line items]
Deferred financing fees	€ 3,568
Increase in other payables due to proceeds of borrowings from related parties	1,973
Decrease in other payables due to repayment of borrowings to related parties	€ 311,958
Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis Borrowings, adjustment to interest rate basis	USLIBOR+4.25%	USLIBOR+4.00%
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.50%		2.50%	2.00%
Bottom of range [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.75%
Top of range [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.25%
Bank Loan Floating Rate [Member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.25%	4.00%